INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of net deferred tax assets
	December 31,	December 31,
	2023	2022
NOL Carryover	$5,135	$4,338
Valuation allowance	(5,135)	(4,338)
Net deferred tax asset	$-	$-